Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments [Abstract]
Interest rate swap agreements

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%)(1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	423,748	(119,895)	25.1	4.9
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	209,812	(60,441)	7.2	6.2
U.S. Dollar-denominated interest rate swaps	LIBOR	90,000	(18,183)	6.7	4.9
U.S. Dollar-denominated interest rate swaps	LIBOR	100,000	(21,755)	5.0	5.3
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	218,750	(57,996)	17.0	5.2
LIBOR-Based Restricted Cash Deposit:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	470,199	159,603	25.1	4.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (4)	EURIBOR	348,905	(25,796)	12.5	3.1

			(144,463)

(1)	Excludes the margins the Partnership pays on its drawn floating-rate debt, which, at December 31, 2011, ranged from 0.3% to 2.75%.
(2)	Principal amount reduces quarterly.
(3)	Principal amount reduces semi-annually.
(4)	Principal amount reduces monthly to 70.1 million Euros ($90.9 million) by the maturity dates of the swap agreements.

Location and fair value amounts of derivative instruments

	Accounts receivable	Current portion of derivative assets	Derivative assets	Accrued liabilities	Current portion of derivative liabilities	Derivative liabilities
As at December 31, 2011
Interest rate swap agreements	4,344	15,608	139,651	(11,448)	(43,973)	(248,645)
Toledo Spirit time-charter derivative	—	—	—	—	—	(600)

	4,344	15,608	139,651	(11,448)	(43,973)	(249,245)

As at December 31, 2010
Interest rate swap agreements	4,587	16,758	45,525	(11,498)	(50,603)	(139,362)
Toledo Spirit time-charter derivative	—	—	—	—	—	(10,000)

	4,587	16,758	45,525	(11,498)	(50,603)	(149,362)

Gains (losses) for derivative instruments not designated as hedging instruments

	Year Ended December 31,
	2011			2010			2009
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total

Interest rate swap agreements	(62,660)	(9,677)	(72,337)	(42,495)	(34,906)	(77,401)	(36,222)	(11,143)	(47,365)
Toledo Spirit time-charter derivative	(93)	9,400	9,307	(1,919)	600	(1,319)	(940)	7,355	6,415

	(62,753)	(277)	(63,030)	(44,414)	(34,306)	(78,720)	(37,162)	(3,788)	(40,950)